Shareholder Report, Average Annual Return (Details) 191623_DoubleLine Shiller Enhanced CAPE_Class N_TSR Annual {Class N}	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Without Sales Load [Member] | Class N
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class N (without sales charge)
Average Annual Return, Percent	2.27%	5.79%	11.30%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	17.80%	12.06%	14.16%